Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets
Financial assets

	Financial assets at amortized cost	Financial assets at value through profit or loss
	US$’000	US$’000
Trade receivables	90	—
Financial assets included in prepayments, other receivables and other assets (note 17)	43,029	—
Financial assets measured at fair value through profit and loss	—	185,603
Time deposits	54,016	—
Pledged deposits	1,270	—
Cash and cash equivalents	786,031	—
Total	884,436	185,603
Financial assets

Financial assets at amortized cost
US$’000
Trade receivables	50,410
Financial assets included in prepayments, other receivables and other assets (note 17)	1,067
Financial assets at amortized cost	29,937
Lease receivables	94
Time deposits	168,225
Pledged deposits	1,444
Cash and cash equivalents	688,938
Total	940,115

Summary of Financial Liabilities
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	32,893	—
Warrant liability	—	67,000
Financial liabilities included in other payables and accruals (note 21)	10,960	—
Collaboration interest-bearing advanced funding	260,932	—
Lease liabilities	23,602	—
Total	328,387	67,000
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	7,043	—
Warrant liability	—	87,900
Financial liabilities included in other payables and accruals (note 21)	16,867	—
Collaboration interest-bearing advanced funding	120,462	—
Lease liabilities	2,504	—
Total	146,876	87,900